The October 31, 2021 Form N-CEN for J.P. Morgan Exchange-Traded Fund Trust is being amended to update item C.7 for JPMorgan ActiveBuilders Emerging Markets Equity ETF, JPMorgan ActiveBuilders International Equity ETF, JPMorgan BetaBuilders Canada ETF, JPMorgan BetaBuilders Developed Asia ex-Japan ETF, JPMorgan BetaBuilders Europe ETF, JPMorgan BetaBuilders International Equity ETF, JPMorgan BetaBuilders Japan ETF, JPMorgan BetaBuilders U.S. Equity ETF, JPMorgan BetaBuilders U.S. Mid Cap Equity ETF, JPMorgan BetaBuilders U.S. Small Cap Equity ETF, JPMorgan Carbon Transition U.S. Equity ETF, JPMorgan Diversified Return Emerging Markets Equity ETF, JPMorgan Diversified Return International Equity ETF, JPMorgan Diversified Return U.S. Equity ETF, JPMorgan Diversified Return U.S. Mid Cap Equity ETF, JPMorgan Diversified Return U.S. Small Cap Equity ETF, JPMorgan International Growth ETF, JPMorgan U.S. Dividend ETF, JPMorgan U.S. Minimum Volatility ETF, JPMorgan U.S. Momentum Factor ETF, JPMorgan U.S. Quality Factor ETF and JPMorgan U.S. Value Factor ETF. There are no other changes to its prior filing.